INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Cost	$4,476	$4,207
Accumulated amortization	(1,238)	(1,105)
Total	$3,238	$3,102
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Brazilian regulated gas transmission operation	$2,661	$2,509
Global intermodal logistics operation	560	570
U.K. regulated distribution operation	17	23
Total	$3,238	$3,102
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Cost at beginning of the period	$4,207	$3,762
Acquisitions through business combinations(1)	—	13
Additions, net of disposals	46	40
Non-cash additions	4	—
Foreign currency translation	219	392
Ending Balance	$4,476	$4,207
1.Refer to Note 5, Acquisition of Businesses, for further details.
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Accumulated amortization at beginning of the period	$(1,105)	$(870)
Amortization	(73)	(132)
Foreign currency translation	(60)	(103)
Ending Balance	$(1,238)	$(1,105)